Retirement Benefits Amounts in Paragraphs - Retirement Benefits (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 481	$ 403	$ 344
Pension and post-retirement benefits disclosures (Amounts in paragraphs)
Accumulated benefit obligation for all defined benefit pension plans	36,500	31,900
Pension Benefits
Defined Benefit Plan Disclosure (Table Amounts)
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	60
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Expected 2019 employer contributions	96
Defined Benefit Plan, Plan Assets, Contributions by Employer	221	370
Pension Benefits | Voluntary Contributions [Member]
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Defined Benefit Plan, Plan Assets, Contributions by Employer	120
OPB contributions
Defined Benefit Plan Disclosure (Table Amounts)
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	(4)
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Expected 2019 employer contributions	44
Defined Benefit Plan, Plan Assets, Contributions by Employer	42	38
U.S. Equity Securities [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 0	0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily, monthly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
International Equity Securities [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 0	0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily, monthly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Fixed Income Funds
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 0	0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	daily, monthly or quarterly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Hedge Funds [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 8	0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	monthly or quarterly
OpportunisticFunds
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 1,300	1,100
Private Equity Funds [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 1,900	1,800
Average investment term, alternative investments	10 years
Real Estate Funds
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 60	$ 73
Average investment term, alternative investments	10 years
Minimum | Hedge Funds [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Minimum | OpportunisticFunds
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Average investment term, alternative investments	5 years
Maximum | Hedge Funds [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	95 days
Maximum | OpportunisticFunds
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Average investment term, alternative investments	10 years